Related party transactions - Disclosure of Transactions Between Related Parties (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Related party transactions [abstract]
Collection	€ 2,003
Receivables	565
Payments	(4,978)
Liabilities	(1,568)
Net collection (payments)	(2,975)
Net receivables (liabilities)	€ (1,003)